CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
CONSOLIDATED BALANCE SHEETS
Trade notes and accounts receivable, allowance for doubtful accounts	¥ 809	¥ 830
Other non-current assets, allowance for doubtful accounts	¥ 461	¥ 465
Common stock, authorized	960,000,000	960,000,000
Common stock, issued	298,142,234	294,108,416
Treasury stock, shares	1,541,210	9,636